Net Fee and commission Income - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other	€ 648	€ 665
Commission fees for Bank Guarantees [Member]
Other	103	104
Underwriting syndication loans [Member]
Other	6	3
Structured finance fees [Member]
Other	76	67
Collective instruments distribution fee and commission income [Member]
Other	€ 80	€ 97